United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950
(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-07-31

Date of Reporting Period: 2024-07-31

Item 1.	Reports to Stockholders

Federated Hermes Capital Reserves Fund
FRFXX
Annual Shareholder Report | July 31, 2024
A Portfolio of Federated Hermes Money Market Obligations Trust
This annual shareholder report contains important information about the Federated Hermes Capital Reserves Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Capital Reserves Fund	$104	1.02%
Key Fund Statistics
Net Assets	$3,717,280,634
Number of Investments	85
Total Advisory Fees Paid	$4,250,562
Fund Holdings
Top Security Types
(% of Net Assets)
Effective Maturity Schedule
(% of Net Assets)
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.
Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 608919304
41050-A (9/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes Government Reserves Fund
Class A Shares / GRAXX
Annual Shareholder Report | July 31, 2024
A Portfolio of Federated Hermes Money Market Obligations Trust
This annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$89	0.87%
Key Fund Statistics
Net Assets	$6,378,309,789
Number of Investments	70
Total Advisory Fees Paid	$8,762,747
Fund Holdings
Top Security Types
(% of Net Assets)
Effective Maturity Schedule
(% of Net Assets)
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 608919544
33543-A (9/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes Government Reserves Fund
Class C Shares / GRCXX
Annual Shareholder Report | July 31, 2024
A Portfolio of Federated Hermes Money Market Obligations Trust
This annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$128	1.25%
Key Fund Statistics
Net Assets	$6,378,309,789
Number of Investments	70
Total Advisory Fees Paid	$8,762,747
Fund Holdings
Top Security Types
(% of Net Assets)
Effective Maturity Schedule
(% of Net Assets)
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 608919528
33543-B (9/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes Government Reserves Fund
Class F Shares / GRGXX
Annual Shareholder Report | July 31, 2024
A Portfolio of Federated Hermes Money Market Obligations Trust
This annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$89	0.87%
Key Fund Statistics
Net Assets	$6,378,309,789
Number of Investments	70
Total Advisory Fees Paid	$8,762,747
Fund Holdings
Top Security Types
(% of Net Assets)
Effective Maturity Schedule
(% of Net Assets)
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 608919510
33543-C (9/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes Government Reserves Fund
Class P Shares / GRFXX
Annual Shareholder Report | July 31, 2024
A Portfolio of Federated Hermes Money Market Obligations Trust
This annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P Shares	$104	1.02%
Key Fund Statistics
Net Assets	$6,378,309,789
Number of Investments	70
Total Advisory Fees Paid	$8,762,747
Fund Holdings
Top Security Types
(% of Net Assets)
Effective Maturity Schedule
(% of Net Assets)
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 608919205
33543-D (9/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes Government Obligations Tax-Managed Fund
Automated Shares / GOAXX
Annual Shareholder Report | July 31, 2024
A Portfolio of Federated Hermes Money Market Obligations Trust
This annual shareholder report contains important information about the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$56	0.55%
Key Fund Statistics
Net Assets	$7,439,395,679
Number of Investments	61
Total Advisory Fees Paid	$8,011,263
Fund Holdings
Top Security Types
(% of Net Assets)
Effective Maturity Schedule
(% of Net Assets)
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 608919494
39009-A (9/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes Government Obligations Tax-Managed Fund
Institutional Shares / GOTXX
Annual Shareholder Report | July 31, 2024
A Portfolio of Federated Hermes Money Market Obligations Trust
This annual shareholder report contains important information about the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.20%
Key Fund Statistics
Net Assets	$7,439,395,679
Number of Investments	61
Total Advisory Fees Paid	$8,011,263
Fund Holdings
Top Security Types
(% of Net Assets)
Effective Maturity Schedule
(% of Net Assets)
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 60934N856
39009-B (9/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes Government Obligations Tax-Managed Fund
Service Shares / GTSXX
Annual Shareholder Report | July 31, 2024
A Portfolio of Federated Hermes Money Market Obligations Trust
This annual shareholder report contains important information about the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$46	0.45%
Key Fund Statistics
Net Assets	$7,439,395,679
Number of Investments	61
Total Advisory Fees Paid	$8,011,263
Fund Holdings
Top Security Types
(% of Net Assets)
Effective Maturity Schedule
(% of Net Assets)
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 60934N849
39009-C (9/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $402,404

Fiscal year ended 2023 - $404,993

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $4,925

Fiscal year ended 2023– Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $4,292 and $0 respectively. Fiscal year ended 2024- Audit consent fee for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                             With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                             With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                             Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)           Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $189,502

Fiscal year ended 2023 - $286,699

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
July 31, 2024

Ticker | FRFXX

Federated Hermes Capital Reserves Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2024
Principal Amount			Value in U.S. Dollars
	[1]	COMMERCIAL PAPER—30.7%
		Aerospace / Auto—2.9%
$110,000,000		American Honda Finance Corp., (Honda Motor Co., Ltd. Support Agreement), 5.639% - 5.659%, 8/5/2024 - 9/6/2024	$ 109,844,525
		Banking—10.4%
87,412,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 5.355%, 8/1/2024	87,412,000
25,000,000		Bank of Montreal, 5.499%, 6/6/2025	23,882,021
50,000,000		Bank of Montreal, 5.980%, 8/1/2024	50,000,000
110,000,000		Bennington Stark Capital Co., LLC, (Societe Generale SA LIQ), 5.355%, 8/5/2024	109,934,611
51,000,000		National Bank of Canada, 5.076% - 5.166%, 1/27/2025 - 2/5/2025	49,726,434
40,000,000		Royal Bank of Canada, 5.998%, 10/10/2024	39,559,778
25,000,000		Versailles Commercial Paper LLC, (Natixis LIQ), 5.530%, 11/1/2024	24,653,722
		TOTAL	385,168,566
		Chemicals—1.3%
50,000,000		BASF SE, 5.662%, 8/16/2024	49,883,750
		Electric Power—10.4%
150,000,000		Avangrid, Inc., 5.410%, 8/1/2024	150,000,000
185,000,000		Duke Energy Corp., 5.350%, 8/1/2024	185,000,000
50,000,000		NextEra Energy Capital Holdings, Inc., 5.450%, 8/1/2024	50,000,000
		TOTAL	385,000,000
		Food & Beverage—1.1%
42,000,000		Mondelez International, Inc., 5.420%, 8/1/2024	42,000,000
		Mining—1.2%
45,000,000		Nutrien Ltd., 5.654%, 10/21/2024	44,436,037
		Oil & Oil Finance—3.4%
125,000,000		BP Capital Markets PLC, (Guaranteed by BP PLC), 5.396%, 8/5/2024 - 8/6/2024	124,913,910
		TOTAL COMMERCIAL PAPER	1,141,246,788
	[2]	NOTES-VARIABLE—27.9%
		Aerospace / Auto—3.8%
100,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 5.630% (SOFR +0.300%), 8/1/2024	100,000,000
15,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 5.670% (SOFR +0.340%), 8/1/2024	15,000,000
25,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 5.830% (SOFR +0.500%), 8/1/2024	25,000,000
		TOTAL	140,000,000
		Banking—17.3%
10,000,000		Bank of Montreal, 5.700% (SOFR +0.370%), 8/1/2024	10,000,000
25,000,000		Bank of Nova Scotia, 5.670% (SOFR +0.340%), 8/1/2024	25,000,000
15,000,000		Bragg 2019 Family Trust No. 1, (BOKF, N.A. LOC), 5.600%, 8/1/2024	15,000,000
30,000,000		Canadian Imperial Bank of Commerce, 5.680% (SOFR +0.350%), 8/1/2024	30,000,000
25,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.630% (SOFR +0.300%), 11/12/2024	25,000,000
25,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.630% (SOFR +0.300%), 11/25/2024	25,000,000
50,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.630% (SOFR +0.300%), 11/4/2024	50,000,000
1,165,000		Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 5.970%, 8/1/2024	1,165,000
11,300,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A. LOC), 5.710%, 8/1/2024	11,300,000
17,625,000		EG Irrevocable Life Insurance Trust, (BOKF, N.A. LOC), 5.600%, 8/1/2024	17,625,000
17,395,000		Mason Harrison Ratliff Enterprises, LLC, (BOKF, N.A. LOC), 5.600%, 8/1/2024	17,395,000
25,000,000		Mizuho Markets Cayman LP, 5.530% (SOFR +0.200%), 8/1/2024	25,000,000
11,255,000		NLS 2015 Irrevocable Trust, (BOKF, N.A. LOC), 5.600%, 8/1/2024	11,255,000
15,000,000		Nuveen Credit Strategies Income Fund, Taxable Preferred Shares (Series A), (Societe Generale SA LOC), 5.500%, 8/7/2024	15,000,000
37,500,000		Nuveen Preferred Income Opportunities Fund, Taxable Preferred Shares (Series A), (Sumitomo Mitsui Trust Bank Ltd. LOC), 5.500%, 8/1/2024	37,500,000
Annual Financial Statements and Additional Information
1

Principal Amount			Value in U.S. Dollars
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$ 50,000,000		Nuveen Preferred Income Opportunities Fund, Variable Rate Demand Note (Series A), (Barclays Bank plc LIQ), 5.500%, 8/1/2024	$ 50,000,000
29,650,000		Opler 2013 Irrevocable Trust, (BOKF, N.A. LOC), 5.600%, 8/1/2024	29,650,000
11,240,000		Richard F. Wilks Spousal Gifting Trust, (BOKF, N.A. LOC), 5.600%, 8/1/2024	11,240,000
27,640,000		Rockcrest, LLC, (BOKF, N.A. LOC), 5.600%, 8/1/2024	27,640,000
9,025,000		Taxable Muni Funding Trust 2019-007, Taxable Municipal Funding Trust (Series 2019-007) VRDNs, (Barclays Bank plc LOC), 5.630%, 8/1/2024	9,025,000
28,825,000		Taxable Muni Funding Trust 2020-011, (Series 2020-011) VRDNs, (Barclays Bank plc LOC), 5.630%, 8/1/2024	28,825,000
2,200,000		Taxable Muni Funding Trust 2021-002, Barclays Taxable Muni Funding Trust (Series 2021-002) VRDNs, (Barclays Bank plc LOC), 5.630%, 8/1/2024	2,200,000
2,800,000		Taxable Muni Funding Trust 2021-007, (Series 2021-007) VRDNs, (Barclays Bank plc LOC), 5.630%, 8/1/2024	2,800,000
14,300,000		Taxable Muni Funding Trust 2021-008, Barclays Taxable Trust (Series 2021-008) VRDNs, (Barclays Bank plc LOC), 5.630%, 8/1/2024	14,300,000
10,700,000		Taxable Muni Funding Trust 2021-010, (Series 2021-010) VRDNs, (Barclays Bank plc LOC), 5.630%, 8/1/2024	10,700,000
30,000,000		Taxable Muni Funding Trust 2024-010, (Series 2034-010) VRDNs, (Barclays Bank plc LOC), 5.630%, 8/1/2024	30,000,000
6,500,000		Taxable Tender Option Bond Trust 2021-MIZ9064TX, (Series 2021-MIZ9064TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.750%, 8/1/2024	6,500,000
3,985,328		Taxable Tender Option Bond Trust 2022-MIZ9015TX, (Series 2022-MIZ9015TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.590%, 8/1/2024	3,985,328
5,150,000		Taxable Tender Option Bond Trust 2022-MIZ9084TX, (Series 2022-MIZ9084TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.750%, 8/1/2024	5,150,000
6,335,000		Taxable Tender Option Bond Trust 2022-MIZ9094TX, (Series 2022-MIZ9094TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.750%, 8/1/2024	6,335,000
75,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	75,000,000
13,000,000		Yavapai County, AZ IDA - Recovery Zone Facility (Drake Cement LLC), Taxble (Series 2015) Weekly VRDNs, (Bank of Nova Scotia LOC), 5.400%, 8/1/2024	13,000,000
		TOTAL	642,590,328
		Finance - Commercial—1.4%
50,000,000		Atlantic Asset Securitization LLC, 5.580% (SOFR +0.250%), 8/1/2024	50,000,000
		Finance - Retail—4.7%
25,000,000		Old Line Funding, LLC, 5.480% (SOFR +0.150%), 8/21/2024	25,000,000
50,000,000		Old Line Funding, LLC, 5.580% (SOFR +0.250%), 11/8/2024	50,000,000
100,000,000		Thunder Bay Funding, LLC, 5.590% (SOFR +0.260%), 10/21/2024	100,000,000
		TOTAL	175,000,000
		Government Agency—0.3%
6,745,000		Millbrook, AL Redevelopment Authority, RAM Millbrook Hospitality LLC Project, Series 2017, (Federal Home Loan Bank of New York LOC), 5.450%, 8/1/2024	6,745,000
6,060,000		Roberts Insurance Trusts, LLC, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	6,060,000
		TOTAL	12,805,000
		Municipal—0.4%
14,900,000		Texas State, Veterans Bonds (Taxable Series 2023A) Weekly VRDNs, (Texas State LIQ), 5.400%, 8/7/2024	14,900,000
		TOTAL NOTES-VARIABLE	1,035,295,328
		CERTIFICATES OF DEPOSIT—20.3%
		Banking—20.3%
10,000,000		Bank of America N.A., 5.180%, 1/24/2025	10,000,000
55,000,000		Bank of Montreal, 5.130% - 5.570%, 1/27/2025 - 4/17/2025	55,000,000
25,000,000		Bank of Nova Scotia, 6.000%, 10/3/2024	25,000,000
25,000,000		BMO Bank, N.A., 6.000%, 9/9/2024	25,000,000
125,000,000		Canadian Imperial Bank of Commerce, 5.150% - 5.530%, 2/7/2025 - 4/10/2025	125,000,000
15,000,000		Citibank NA, 6.010%, 9/18/2024	15,000,000
180,000,000		Landesbank Baden-Wurttemberg, 5.330%, 8/6/2024	180,000,000
175,000,000		Landesbank Hessen-Thuringen, 5.330%, 8/2/2024	175,000,000
25,000,000		MUFG Bank Ltd., 5.480%, 8/5/2024	25,000,000
95,000,000		Toronto Dominion Bank, 5.420% - 6.000%, 8/26/2024 - 7/3/2025	95,000,000
Annual Financial Statements and Additional Information
2

Principal Amount		Value in U.S. Dollars
	CERTIFICATES OF DEPOSIT—continued
	Banking—continued
$ 25,000,000	Westpac Banking Corp. Ltd., 5.150%, 2/13/2025	$ 25,000,000
	TOTAL CERTIFICATES OF DEPOSIT	755,000,000
	REPURCHASE AGREEMENTS—10.3%
284,000,000	Interest in $500,000,000 joint repurchase agreement, 5.34% dated 7/31/2024 under which Barclays Bank, PLC will repurchase the securities provided as collateral for $500,074,167 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 5/15/2044 and the market value of those underlying securities was $510,075,711.	284,000,000
100,000,000	Interest in $400,000,000 joint repurchase agreement, 5.33% dated 7/31/2024 under which BNP Paribas SA will repurchase the securities provided as collateral for $400,059,222 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 5/15/2048 and the market value of those underlying securities was $408,060,468.	100,000,000
	TOTAL REPURCHASE AGREEMENTS	384,000,000
	OTHER REPURCHASE AGREEMENTS—8.9%
121,000,000	Interest in $125,000,000 joint repurchase agreement, 5.40% dated 7/31/2024 under which BNP Paribas SA will repurchase the securities provided as collateral for $125,018,750 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were asset-backed securities and corporate bonds with various maturities to 3/2/2063 and the market value of those underlying securities was $127,519,719.	121,000,000
25,000,000	Interest in $50,000,000 joint repurchase agreement, 5.94% dated 1/29/2024 under which BofA Securities, Inc. will repurchase the securities provided as collateral for $52,268,750 on 10/30/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were american depository receipts, exchange traded funds and sovereign debt securities with various maturities to 11/20/2045 and the market value of those underlying securities was $51,260,867.	25,000,000
40,000,000	Repurchase agreement, 5.37% dated 7/31/2024 under which BofA Securities, Inc. will repurchase the securities provided as collateral for $40,005,967 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were asset-backed securities, collateralized mortgage-backed obligations and mortgage backed securities with various maturities to 10/25/2066 and the market value of those underlying securities was $40,800,001.	40,000,000
60,000,000	Repurchase agreement, 5.42% dated 7/31/2024 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $60,009,033 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were corporate bonds and sovereign debt securities with various maturities to 12/31/2079 and the market value of those underlying securities was $61,200,139.	60,000,000
10,000,000	Interest in $50,000,000 joint repurchase agreement, 5.88% dated 2/9/2023 under which Mizuho Securities USA, Inc. will repurchase the securities provided as collateral for $54,744,833 on 9/12/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were collateralized mortgage-backed obligations and mortgage backed securities with various maturities to 5/26/2043 and the market value of those underlying securities was $51,516,461.	10,000,000
25,000,000	Repurchase agreement, 5.81% dated 1/9/2023 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $27,610,465 on 10/17/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 1/15/2029 and the market value of those underlying securities was $25,553,844.	25,000,000
25,000,000	Repurchase agreement, 5.81% dated 2/3/2022 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $29,010,514 on 10/24/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 6/1/2029 and the market value of those underlying securities was $25,524,898.	25,000,000
25,000,000	Repurchase agreement, 5.85% dated 6/3/2024 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $25,357,500 on 8/30/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 1/15/2029 and the market value of those underlying securities was $25,745,087.	25,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	331,000,000
	ASSET-BACKED SECURITIES—1.5%
1,782,568	ARI Fleet Lease Trust 2024-A, Class A1, 5.568%, 3/14/2025	1,782,569
2,415,466	Enterprise Fleet Financing, LLC 2024-1, Class A1, 5.548%, 2/20/2025	2,415,466
9,156,311	Enterprise Fleet Financing, LLC 2024-2, Class A1, 5.613%, 5/20/2025	9,156,311
20,200,000	Enterprise Fleet Financing, LLC 2024-3, Class A1, 5.493%, 7/21/2025	20,200,000
4,588,221	GreatAmerica Leasing Receivables 2024-1, Class A1, 5.550%, 2/18/2025	4,588,221
2,919,456	Westlake Automobile Receivables Trust 2024-1, Class A1, 5.629%, 3/17/2025	2,919,456
Annual Financial Statements and Additional Information
3

Principal Amount		Value in U.S. Dollars
	ASSET-BACKED SECURITIES—continued
$ 14,253,679	Westlake Automobile Receivables Trust 2024-2, Class A1, 5.670%, 6/16/2025	$ 14,253,679
	TOTAL ASSET-BACKED SECURITIES	55,315,702
	TOTAL INVESTMENT IN SECURITIES—99.6% (AT AMORTIZED COST)[3]	$3,701,857,818
	OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	15,422,816
	TOTAL NET ASSETS—100%	$3,717,280,634
Securities that are subject to the federal alternative minimum tax (AMT) represent 0.3% of the Fund’s portfolio as calculated based upon total market value (unaudited).
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2024, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 7/31/2023	$27,000,103
Purchases at Cost	$—
Proceeds from Sales	$(27,000,000)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$(103)
Value as of 7/31/2024	$—
Shares Held as of 7/31/2024	—
Dividend Income	$1,007,527

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.046	0.034	0.001	0.000[2]	0.007
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total from Investment Operations	0.046	0.034	0.001	0.000[2]	0.007
Less Distributions:
Distributions from net income	(0.046)	(0.034)	(0.001)	(0.000)[2]	(0.007)
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.046)	(0.034)	(0.001)	(0.000)[2]	(0.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.74%	3.46%	0.11%	0.01%	0.68%
Ratios to Average Net Assets:
Net expenses[4]	1.02%[5]	1.02%[5]	0.45%	0.23%[5]	0.94%[5]
Net investment income	4.64%	3.36%	0.11%	0.01%	0.65%
Expense waiver/reimbursement[6]	0.15%	0.18%	0.76%	0.97%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,717,281	$3,684,400	$4,375,913	$4,295,924	$4,312,748

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.02%, 1.02%, 0.23% and 0.94% for the years ended July 31, 2024, 2023, 2021 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Statement of Assets and Liabilities
July 31, 2024

Assets:
Investment in securities, at value	$2,986,857,818
Investment in repurchase agreements and other repurchase agreements	715,000,000
Investment in securities, at amortized cost and fair value	3,701,857,818
Cash	813,959
Income receivable	17,502,844
Receivable for shares sold	17,000
Total Assets	3,720,191,621
Liabilities:
Payable for distribution services fee (Note 5)	$1,422,479
Payable for other service fees (Notes 2 and 5)	777,007
Payable for transfer agent fees	302,752
Payable for portfolio accounting fees	137,094
Payable for custodian fees	88,626
Income distribution payable	57,382
Payable for shares redeemed	17,000
Payable for investment adviser fee (Note 5)	9,768
Payable for administrative fee (Note 5)	7,526
Accrued expenses (Note 5)	91,353
TOTAL LIABILITIES	2,910,987
Net assets for 3,717,285,740 shares outstanding	$3,717,280,634
Net Assets Consist of:
Paid-in capital	$3,717,273,183
Total distributable earnings (loss)	7,451
TOTAL NET ASSETS	$3,717,280,634
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$3,717,280,634 ÷ 3,717,285,740 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Statement of Operations
Year Ended July 31, 2024

Investment Income:
Interest	$215,488,810
Dividends received from an affiliated holding*	1,007,527
TOTAL INCOME	216,496,337
Expenses:
Investment adviser fee (Note 5)	$6,045,926
Administrative fee (Note 5)	2,969,015
Custodian fees	102,192
Transfer agent fees	3,834,450
Directors’/Trustees’ fees (Note 5)	18,968
Auditing fees	26,139
Legal fees	10,151
Distribution services fee (Note 5)	21,018,955
Other service fees (Notes 2 and 5)	9,552,450
Portfolio accounting fees	182,255
Share registration costs	750,899
Printing and postage	204,582
Miscellaneous (Note 5)	34,367
TOTAL EXPENSES	44,750,349
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,795,364)
Waiver of other operating expenses (Notes 2 and 5)	(3,821,628)
Reduction of custodian fees (Note 6)	(25,542)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION	(5,642,534)
Net expenses	39,107,815
Net investment income	177,388,522
Net realized gain on investments (including net realized loss of $(103) on sales of investments in an affiliated holding*)	23,477
Change in net assets resulting from operations	$177,411,999

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Statement of Changes in Net Assets

Year Ended July 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$177,388,522	$136,523,630
Net realized gain	23,477	94,878
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	177,411,999	136,618,508
Distributions to Shareholders	(177,498,877)	(136,565,720)
Share Transactions:
Proceeds from sale of shares	2,184,319,420	1,930,583,347
Net asset value of shares issued to shareholders in payment of distributions declared	173,853,218	132,614,687
Cost of shares redeemed	(2,325,205,311)	(2,754,763,773)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	32,967,327	(691,565,739)
Change in net assets	32,880,449	(691,512,951)
Net Assets:
Beginning of period	3,684,400,185	4,375,913,136
End of period	$3,717,280,634	$3,684,400,185
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Notes to Financial Statements
July 31, 2024
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee up to 2% of the value of the shares redeemed if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers, reimbursement and reduction of $5,642,534 is disclosed in this Note 2, Note 5 and Note 6.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2024, there were no fees waived or reimbursed.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2024	Year Ended 7/31/2023
Shares sold	2,184,319,420	1,930,583,347
Shares issued to shareholders in payment of distributions declared	173,853,218	132,614,687
Shares redeemed	(2,325,205,311)	(2,754,763,773)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	32,967,327	(691,565,739)
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income[1]	$177,498,877	$136,562,136
Long-term capital gains	$—	$3,584
Total	$177,498,877	$136,565,720

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$7,451

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2024, the Adviser voluntarily waived $1,760,855 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2024, the Adviser reimbursed $34,509.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, FSC waived $3,821,628 of its fees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2024, FSC retained $18,402 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2024, FSSC received $1,777 of other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the investments in affiliated funds paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended July 31, 2024, the Fund’s expenses were offset by $25,542 under these arrangements.
7. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%,plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2024, the Fund had no outstanding loans. During the year ended July 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2024, there were no outstanding loans. During the year ended July 31, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2024, 96.4% of the dividends paid by the Fund are interest related dividends as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED HERMES CAPITAL RESERVES FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Capital Reserves Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of July 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust), at July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2024
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Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Capital Reserves Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
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considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2023. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
Annual Financial Statements and Additional Information
16

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is
Annual Financial Statements and Additional Information
17

affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
18

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Capital Reserves Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
41050 (9/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2024

Share Class | Ticker	A | GRAXX	C | GRCXX	F | GRGXX	P | GRFXX

Federated Hermes Government Reserves Fund

A Portfolio of Federated Hermes Money Market Obligations Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2024
Principal Amount		Value
	REPURCHASE AGREEMENTS—63.9%
$ 200,000,000
Repurchase agreement, 5.350% dated 7/31/2024 under which ABN AMRO Bank N.V. will repurchase the securities provided as collateral for $200,029,722 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to
2/1/2054 and the market value of those underlying securities was $204,197,365.
		$ 200,000,000
50,000,000	Repurchase agreement, 5.350% dated 7/31/2024 under which ABN AMRO Bank N.V. will repurchase the securities provided as collateral for $50,007,431 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 5/1/2053 and the market value of those underlying securities was $51,007,585.	50,000,000
155,815,000	Interest in $950,000,000 joint repurchase agreement, 5.350% dated 7/31/2024 under which Bank of America Securities, Inc. will repurchase the securities provided as collateral for $950,141,181 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 10/25/2063 and the market value of those underlying securities was $969,639,385.	155,815,000
150,000,000	Repurchase agreement, 5.340% dated 7/31/2024 under which Bank of America Securities, Inc. will repurchase the securities provided as collateral for $150,022,250 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 2/15/2032 and the market value of those underlying securities was $153,022,771.	150,000,000
70,769,000	Interest in $500,000,000 joint repurchase agreement, 5.340% dated 7/31/2024 under which Barclays Bank, PLC will repurchase the securities provided as collateral for $500,074,167 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 5/15/2044 and the market value of those underlying securities was $510,075,711.	70,769,000
50,000,000	Repurchase agreement, 5.330% dated 7/18/2024 under which Barclays Bank, PLC will repurchase the securities provided as collateral for $50,103,639 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 11/15/2032 and the market value of those underlying securities was $51,105,791.	50,000,000
150,000,000	Repurchase agreement, 5.330% dated 7/31/2024 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $150,022,208 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 8/31/2028 and the market value of those underlying securities was $153,022,658.	150,000,000
50,000,000	Repurchase agreement, 5.340% dated 6/12/2024 under which BMO Capital Markets, Corp. will repurchase the securities provided as collateral for $50,370,833 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 12/20/2071 and the market value of those underlying securities was $51,627,060.	50,000,000
700,000,000	Repurchase agreement, 5.350% dated 7/31/2024 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $700,104,028 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 9/1/2051 and the market value of those underlying securities was $742,136,143.	700,000,000
50,000,000	Interest in $400,000,000 joint repurchase agreement, 5.330% dated 7/31/2024 under which BNP Paribas SA will repurchase the securities provided as collateral for $400,059,222 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 5/15/2048 and the market value of those underlying securities was $408,060,468.	50,000,000
177,000,000	Repurchase agreement, 5.330% dated 7/31/2024 under which BNP Paribas SA will repurchase the securities provided as collateral for $177,026,206 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 1/15/2032 and the market value of those underlying securities was $180,566,791.	177,000,000
50,000,000	Repurchase agreement, 5.410% dated 5/28/2024 under which BNP Paribas SA will repurchase the securities provided as collateral for $50,939,236 on 9/30/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency Securities with various maturities to 2/15/2047 and the market value of those underlying securities was $51,493,851.	50,000,000
100,000,000	Repurchase agreement, 5.410% dated 5/29/2024 under which BNP Paribas SA will repurchase the securities provided as collateral for $101,878,472 on 10/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 2/15/2040 and the market value of those underlying securities was $102,972,606.	100,000,000
90,000,000	Interest in $990,000,000 joint repurchase agreement, 5.350% dated 7/31/2024 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $990,147,125 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 8/20/2053 and the market value of those underlying securities was $1,009,950,077.	90,000,000
200,000,000	Repurchase agreement, 5.350% dated 7/9/2024 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $200,891,667 on 8/8/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 4/30/2027 and the market value of those underlying securities was $204,697,352.	200,000,000
Federated Hermes Government Reserves Fund
Annual Financial Statements and Additional Information

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$ 50,000,000
Repurchase agreement, 5.400% dated 5/21/2024 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $50,675,000 on 8/19/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 7/20/2053 and the market value of those underlying securities was $51,543,204.
			$ 50,000,000
60,000,000		Repurchase agreement, 5.400% dated 6/3/2024 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $60,540,000 on 8/2/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 8/20/2053 and the market value of those underlying securities was $61,741,635.	60,000,000
1,550,000,000		Repurchase agreement, 5.350% dated 7/31/2024 under which BNY Mellon will repurchase the securities provided as collateral for $1,550,230,347 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 8/1/2059 and the market value of those underlying securities was $1,596,268,186.	1,550,000,000
50,000,000		Repurchase agreement, 5.350% dated 7/31/2024 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $50,007,431 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 7/1/2053 and the market value of those underlying securities was $51,000,000.	50,000,000
75,000,000		Repurchase agreement, 5.350% dated 7/30/2024 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $75,078,021 on 8/6/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 7/1/2054 and the market value of those underlying securities was $76,522,738.	75,000,000
50,000,000		Repurchase agreement, 5.390% dated 7/15/2024 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,232,069 on 8/15/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 6/1/2054 and the market value of those underlying securities was $51,122,174.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	4,078,584,000
		GOVERNMENT AGENCIES—20.7%
5,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.380% (SOFR +0.050%), 8/1/2024	4,999,626
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.410% (SOFR +0.080%), 8/1/2024	10,000,000
15,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.415% (SOFR +0.085%), 8/1/2024	14,999,158
24,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.420% (SOFR +0.090%), 8/1/2024	24,000,000
89,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.430% (SOFR +0.100%), 8/1/2024	88,997,899
19,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.435% (SOFR +0.105%), 8/1/2024	19,000,000
26,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.440% (SOFR +0.110%), 8/1/2024	26,000,000
15,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.450% (SOFR +0.120%), 8/1/2024	15,000,000
15,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.455% (SOFR +0.125%), 8/1/2024	15,000,000
40,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.460% (SOFR +0.130%), 8/1/2024	40,000,000
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.485% (SOFR +0.155%), 8/1/2024	10,000,000
17,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.490% (SOFR +0.160%), 8/1/2024	17,000,000
49,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.495% (SOFR +0.165%), 8/1/2024	49,747,893
17,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.500% (SOFR +0.170%), 8/1/2024	17,000,000
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.505% (SOFR +0.175%), 8/1/2024	20,000,000
15,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.530% (SOFR +0.200%), 8/1/2024	15,000,000
254,700,000	[2]	Federal Home Loan Bank System Discount Notes, 4.600% - 5.260%, 9/20/2024 - 3/20/2025	249,628,885
75,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.345% - 5.355% (SOFR +0.015%), 8/1/2024 - 8/5/2024	75,000,000
40,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.350% (SOFR +0.020%), 8/1/2024	40,000,000
39,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.430% (SOFR +0.100%), 8/1/2024	39,000,000
20,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.435% (SOFR +0.105%), 8/1/2024	20,000,302
10,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.455% (SOFR +0.125%), 8/1/2024	10,000,000
20,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.485% (SOFR +0.155%), 8/1/2024	20,001,131
31,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.490% (SOFR +0.160%), 8/1/2024	31,000,000
23,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.540% (SOFR +0.210%), 8/1/2024	23,000,000
411,700,000		Federal Home Loan Bank System, 5.040% - 5.510%, 10/11/2024 - 6/24/2025	411,699,775
15,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 5.430% (SOFR +0.100%), 8/1/2024	15,000,000
		TOTAL GOVERNMENT AGENCIES	1,321,074,669
		U.S. TREASURY—19.2%
32,000,000	[2]	United States Treasury Bill, 4.695%, 2/20/2025	31,152,813
28,000,000	[2]	United States Treasury Bill, 4.810%, 3/20/2025	27,135,803
Federated Hermes Government Reserves Fund
Annual Financial Statements and Additional Information

Principal Amount			Value
		U.S. TREASURY—continued
$ 70,200,000	[2]	United States Treasury Bill, 4.915%, 4/17/2025	$ 67,717,679
48,000,000	[2]	United States Treasury Bill, 4.915%, 6/12/2025	45,935,700
16,000,000	[2]	United States Treasury Bill, 4.930%, 1/30/2025	15,601,218
31,000,000	[2]	United States Treasury Bill, 4.990%, 1/23/2025	30,248,035
63,250,000	[2]	United States Treasury Bill, 5.090%, 12/3/2024	62,185,801
37,000,000	[2]	United States Treasury Bill, 5.100%, 8/22/2024	36,889,925
71,000,000	[2]	United States Treasury Bill, 5.125%, 10/3/2024	70,363,219
37,000,000	[2]	United States Treasury Bill, 5.130%, 8/29/2024	36,852,370
7,000,000	[2]	United States Treasury Bill, 5.190%, 10/24/2024	6,915,230
30,700,000	[2]	United States Treasury Bill, 5.260%, 9/24/2024	30,457,777
35,000,000	[2]	United States Treasury Bills, 4.930% - 4.935%, 5/15/2025	33,623,397
166,500,000	[2]	United States Treasury Bills, 5.135% - 5.153%, 10/31/2024	164,334,779
117,600,000	[1]	United States Treasury Floating Rate Notes, 5.337% (91-day T-Bill +0.125%), 8/6/2024	117,562,795
45,000,000	[1]	United States Treasury Floating Rate Notes, 5.352% (91-day T-Bill +0.140%), 8/6/2024	44,991,187
30,000,000	[1]	United States Treasury Floating Rate Notes, 5.362% (91-day T-Bill +0.150%), 8/6/2024	29,996,221
76,000,000	[1]	United States Treasury Floating Rate Notes, 5.381% (91-day T-Bill +0.169%), 8/6/2024	76,007,505
74,000,000	[1]	United States Treasury Floating Rate Notes, 5.382% (91-day T-Bill +0.170%), 8/6/2024	73,947,503
168,000,000	[1]	United States Treasury Floating Rate Notes, 5.412% (91-day T-Bill +0.200%), 8/6/2024	168,009,748
15,000,000	[1]	United States Treasury Floating Rate Notes, 5.457% (91-day T-Bill +0.245%), 8/6/2024	15,009,260
39,000,000		United States Treasury Note, 0.250%, 6/30/2025	37,314,227
		TOTAL U.S. TREASURY	1,222,252,192
		TOTAL INVESTMENT IN SECURITIES—103.8% (AT AMORTIZED COST)[3]	6,621,910,861
		OTHER ASSETS AND LIABILITIES - NET—(3.8%)[4]	(243,601,072)
		TOTAL NET ASSETS—100%	$6,378,309,789

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Federated Hermes Government Reserves Fund
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.045	0.032	0.000[2]	0.000[2]	0.006
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.045	0.032	0.000[2]	0.000[2]	0.006
Less Distributions:
Distributions from net investment income	(0.045)	(0.032)	(0.000)[2]	(0.000)[2]	(0.006)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.045)	(0.032)	(0.000)[2]	(0.000)[2]	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.63%	3.23%	0.09%	0.01%	0.61%
Ratios to Average Net Assets:
Net expenses[4]	0.87%[5]	0.87%[5]	0.29%	0.11%[5]	0.64%[5]
Net investment income	4.53%	3.31%	0.08%	0.01%	0.54%
Expense waiver/reimbursement[6]	0.11%	0.15%	0.73%	0.92%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$228,393	$197,430	$132,620	$133,442	$150,878

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.87%, 0.87%, 0.11% and 0.64% for the years ended July 31, 2024, 2023, 2021 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.042	0.028	0.000[2]	0.000[2]	0.004
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.042	0.028	0.000[2]	0.000[2]	0.004
Less Distributions:
Distributions from net investment income	(0.042)	(0.028)	(0.000)[2]	(0.000)[2]	(0.004)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.042)	(0.028)	(0.000)[2]	(0.000)[2]	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.24%	2.85%	0.04%	0.01%	0.38%
Ratios to Average Net Assets:
Net expenses[4]	1.25%[5]	1.25%[5]	0.38%	0.10%[5]	0.69%[5]
Net investment income	4.16%	2.82%	0.04%	0.01%	0.22%
Expense waiver/reimbursement[6]	0.04%	0.08%	0.94%	1.23%	0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,552	$5,524	$5,543	$5,677	$8,299

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.25%, 1.25%, 0.10% and 0.69% for the years ended July 31, 2024, 2023, 2021 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.045	0.032	0.000[2]	0.000[2]	0.006
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.045	0.032	0.000[2]	0.000[2]	0.006
Less Distributions:
Distributions from net investment income	(0.045)	(0.032)	(0.000)[2]	(0.000)[2]	(0.006)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.045)	(0.032)	(0.000)[2]	(0.000)[2]	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.63%	3.23%	0.09%	0.01%	0.61%
Ratios to Average Net Assets:
Net expenses[4]	0.87%[5]	0.87%[5]	0.30%	0.11%[5]	0.62%[5]
Net investment income	4.53%	3.13%	0.09%	0.01%	0.53%
Expense waiver/reimbursement[6]	0.13%	0.17%	0.66%	0.89%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,241	$1,514	$1,692	$1,609	$1,743

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.87%, 0.87%, 0.11% and 0.62% for the years ended July 31, 2024, 2023, 2021 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class P Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.044	0.030	0.000[2]	0.000[2]	0.005
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.044	0.030	0.000[2]	0.000[2]	0.005
Less Distributions:
Distributions from net investment income	(0.044)	(0.030)	(0.000)[2]	(0.000)[2]	(0.005)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.044)	(0.030)	(0.000)[2]	(0.000)[2]	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.47%	3.08%	0.07%	0.01%	0.52%
Ratios to Average Net Assets:
Net expenses[4]	1.02%[5]	1.02%[5]	0.30%	0.11%[5]	0.72%[5]
Net investment income	4.38%	2.93%	0.06%	0.01%	0.47%
Expense waiver/reimbursement[6]	0.14%	0.18%	0.89%	1.09%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,146,123	$7,634,431	$10,881,572	$11,417,910	$10,706,195

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.02%, 1.02%, 0.11% and 0.72% for the years ended July 31, 2024, 2023, 2021 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
July 31, 2024

Assets:
Investment in securities	$2,543,326,861
Investment in repurchase agreements	4,078,584,000
Investment in securities, at amortized cost and fair value	6,621,910,861
Cash	713,739
Income receivable	14,921,379
Receivable for shares sold	450,465
Total Assets	6,637,996,444
Liabilities:
Payable for investments purchased	$253,628,023
Payable for distribution services fee (Note 5)	2,445,776
Payable for other service fees (Notes 2 and 5)	1,391,732
Payable for shares redeemed	940,196
Income distribution payable	47,674
Payable for investment adviser fee (Note 5)	21,386
Payable for administrative fee (Note 5)	13,192
Accrued expenses (Note 5)	1,198,676
TOTAL LIABILITIES	259,686,655
Net assets for 6,378,378,159 shares outstanding	$6,378,309,789
Net Assets Consist of:
Paid-in capital	$6,378,377,023
Total distributable earnings (loss)	(67,234)
TOTAL NET ASSETS	$6,378,309,789
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($228,393,129 ÷ 228,395,507 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class C Shares:
Net asset value per share ($2,551,842 ÷ 2,551,875 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
Net asset value per share ($1,241,323 ÷ 1,241,338 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class P Shares:
Net asset value per share ($6,146,123,495 ÷ 6,146,189,439 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00

1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended July 31, 2024

Investment Income:
Interest	$396,839,669
Expenses:
Investment adviser fee (Note 5)	$11,667,533
Administrative fee (Note 5)	5,704,106
Custodian fees	232,250
Transfer agent fees (Note 2)	7,354,545
Directors’/Trustees’ fees (Note 5)	37,842
Auditing fees	26,140
Legal fees	10,151
Distribution services fee (Note 5)	40,171,721
Other service fees (Notes 2 and 5)	18,236,716
Portfolio accounting fees	192,919
Share registration costs	785,344
Printing and postage	513,381
Miscellaneous (Note 5)	39,330
TOTAL EXPENSES	84,971,978
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	(2,904,786)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(7,270,393)
Reduction of custodian fees (Note 6)	(6,062)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION	(10,181,241)
Net expenses	74,790,737
Net investment income	322,048,932
Net realized gain on investments	6,476
Change in net assets resulting from operations	$322,055,408
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended July 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$322,048,932	$269,001,831
Net realized gain (loss)	6,476	(73,710)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	322,055,408	268,928,121
Distributions to Shareholders:
Class A Shares	(9,907,766)	(5,254,064)
Class B Shares[1]	—	(4,065)
Class C Shares	(158,276)	(147,477)
Class F Shares	(64,812)	(56,047)
Class P Shares	(311,918,020)	(263,542,725)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(322,048,874)	(269,004,378)
Share Transactions:
Proceeds from sale of shares	6,829,383,013	5,994,126,633
Net asset value of shares issued to shareholders in payment of distributions declared	312,489,954	260,058,260
Cost of shares redeemed	(8,602,468,813)	(9,437,116,336)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,460,595,846)	(3,182,931,443)
Change in net assets	(1,460,589,312)	(3,183,007,700)
Net Assets:
Beginning of period	7,838,899,101	11,021,906,801
End of period	$6,378,309,789	$7,838,899,101

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
July 31, 2024
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class F Shares and Class P Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Financial Statements and Additional Information

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers, reimbursement and reduction of $10,181,241 is disclosed in various locations in this Note 2 and Note 5 and Note 6.
Transfer Agent Fees
For the year ended July 31, 2024, transfer agent fees for the Fund were as shown below. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees and reimbursements.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$49,104	$(41,091)
Class C Shares	1,811	(4)
Class F Shares	650	(592)
Class P Shares	7,302,980	—
TOTAL	$7,354,545	$(41,687)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares, Class F Shares and Class P Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$545,067
Class C Shares	8,761
Class F Shares	3,560
Class P Shares	17,679,328
TOTAL	$18,236,716
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Financial Statements and Additional Information

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2024		Year Ended 7/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	177,278,976	$177,278,976	196,207,742	$196,207,742
Shares issued to shareholders in payment of distributions declared	9,752,327	9,752,327	5,141,164	5,141,164
Conversion of Class B Shares to Class A Shares[1]	—	—	350,008	350,008
Shares redeemed	(156,066,741)	(156,066,741)	(136,887,847)	(136,887,847)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	30,964,562	$30,964,562	64,811,067	$64,811,067
	Year Ended 7/31/2024		Year Ended 7/31/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	48,902	$48,902
Shares issued to shareholders in payment of distributions declared	—	—	3,342	3,342
Conversion of Class B Shares to Class A Shares[1]	—	—	(350,008)	(350,008)
Shares redeemed	—	—	(182,655)	(182,655)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(480,419)	$(480,419)
	Year Ended 7/31/2024		Year Ended 7/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	857,454	$857,454	5,415,527	$5,415,527
Shares issued to shareholders in payment of distributions declared	157,639	157,639	147,048	147,048
Shares redeemed	(3,987,345)	(3,987,345)	(5,581,042)	(5,581,042)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,972,252)	$(2,972,252)	(18,467)	$(18,467)
	Year Ended 7/31/2024		Year Ended 7/31/2023
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	565,908	$565,908	942,849	$942,849
Shares issued to shareholders in payment of distributions declared	41,703	41,703	39,271	39,271
Shares redeemed	(880,690)	(880,690)	(1,159,359)	(1,159,359)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(273,079)	$(273,079)	(177,239)	$(177,239)
Annual Financial Statements and Additional Information

	Year Ended 7/31/2024		Year Ended 7/31/2023
Class P Shares:	Shares	Amount	Shares	Amount
Shares sold	6,650,680,675	$6,650,680,675	5,791,511,613	$5,791,511,613
Shares issued to shareholders in payment of distributions declared	302,538,285	302,538,285	254,727,435	254,727,435
Shares redeemed	(8,441,534,037)	(8,441,534,037)	(9,293,305,433)	(9,293,305,433)
NET CHANGE RESULTING FROM CLASS P SHARE TRANSACTIONS	(1,488,315,077)	$(1,488,315,077)	(3,247,066,385)	$(3,247,066,385)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,460,595,846)	$(1,460,595,846)	(3,182,931,443)	$(3,182,931,443)

1
On February 3, 2023, Class B Shares were converted to Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$322,048,874	$269,002,861
Long-term capital gains	$—	$1,517
Total	$322,048,874	$269,004,378
As of July 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Capital loss carryforwards	$(67,234)
As of July 31, 2024, the Fund had a capital loss carryforward of $67,234 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$67,234	$—	$67,234
Capital loss carryforwards of $6,476 were utilized during the year ended July 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2024, the Adviser voluntarily waived $2,904,786 of its fee and voluntarily reimbursed $41,687 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Financial Statements and Additional Information

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares, Class F Shares and Class P Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.45%
Class C Shares	0.75%
Class F Shares	0.45%
Class P Shares	0.55%
Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$984,257	$(109,362)
Class C Shares	28,569	—
Class F Shares	6,437	(715)
Class P Shares	39,152,458	(7,118,629)
TOTAL	$40,171,721	$(7,228,706)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2024, FSC retained $1,093,143 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2024, FSC retained $6,348 and $2,045 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the year ended July 31, 2024, FSSC received $112,159 of other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursements of Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class F Shares and Class P Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 0.87% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended July 31, 2024, the Fund’s expenses were offset by $6,062 under these arrangements.
Annual Financial Statements and Additional Information

7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2024, there were no outstanding loans. During the year ended July 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2024, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED HERMES GOVERNMENT RESERVES FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Government Reserves Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of July 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2024
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Government Reserves Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Financial Statements and Additional Information

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2023. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
Annual Financial Statements and Additional Information

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is
Annual Financial Statements and Additional Information

affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Reserves Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919544
CUSIP 608919528
CUSIP 608919510
CUSIP 608919205
33543 (9/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2024

Share Class | Ticker	Automated | GOAXX	Institutional | GOTXX	Service | GTSXX

Federated Hermes Government Obligations Tax-Managed Fund

A Portfolio of Federated Hermes Money Market Obligations Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2024
Principal Amount			Value
		U.S. TREASURY—66.7%
$ 14,700,000		United States Treasury Bill, 4.695%, 2/20/2025	$ 14,310,824
27,000,000		United States Treasury Bill, 4.810%, 3/20/2025	26,166,667
70,000,000		United States Treasury Bill, 4.915%, 4/17/2025	67,524,751
50,000,000		United States Treasury Bill, 4.915%, 6/12/2025	47,849,688
29,600,000		United States Treasury Bill, 4.990%, 1/23/2025	28,881,994
100,000,000		United States Treasury Bill, 5.130%, 9/19/2024	99,301,750
200,000,000		United States Treasury Bill, 5.195%, 10/17/2024	197,777,694
49,000,000		United States Treasury Bill, 5.225%, 10/8/2024	48,516,397
47,000,000		United States Treasury Bill, 5.230%, 10/10/2024	46,522,036
48,500,000		United States Treasury Bill, 5.235%, 9/24/2024	48,119,154
150,000,000		United States Treasury Bill, 5.235%, 9/26/2024	148,778,500
52,500,000		United States Treasury Bill, 5.250%, 8/15/2024	52,392,813
350,000,000		United States Treasury Bill, 5.260%, 9/10/2024	347,954,445
91,050,000		United States Treasury Bill, 5.270%, 8/1/2024	91,050,000
350,000,000		United States Treasury Bill, 5.275%, 9/3/2024	348,307,603
37,040,000		United States Treasury Bill, 5.280%, 9/12/2024	36,811,834
19,600,000		United States Treasury Bills, 4.930% - 4.935%, 5/15/2025	18,829,078
110,200,000		United States Treasury Bills, 5.125% - 5.240%, 10/3/2024	109,196,550
82,600,000		United States Treasury Bills, 5.130% - 5.265%, 8/29/2024	82,265,068
129,000,000		United States Treasury Bills, 5.135% - 5.145%, 10/31/2024	127,323,059
128,000,000		United States Treasury Bills, 5.210% - 5.280%, 8/6/2024	127,906,509
325,000,000		United States Treasury Bills, 5.235% - 5.260%, 9/17/2024	322,768,969
648,000,000		United States Treasury Bills, 5.240% - 5.280%, 8/20/2024	646,199,101
774,000,000		United States Treasury Bills, 5.240% - 5.285%, 8/27/2024	771,052,602
403,000,000		United States Treasury Bills, 5.245% - 5.270%, 8/13/2024	402,292,588
300,000,000		United States Treasury Bills, 5.245% - 5.270%, 8/22/2024	299,079,209
75,600,000	[1]	United States Treasury Floating Rate Notes, 5.337% (91-day T-Bill +0.125%), 8/6/2024	75,577,921
36,137,600	[1]	United States Treasury Floating Rate Notes, 5.352% (91-day T-Bill +0.140%), 8/6/2024	36,134,256
68,000,000	[1]	United States Treasury Floating Rate Notes, 5.362% (91-day T-Bill +0.150%), 8/6/2024	67,996,221
65,000,000	[1]	United States Treasury Floating Rate Notes, 5.382% (91-day T-Bill +0.170%), 8/6/2024	64,953,970
116,940,000	[1]	United States Treasury Floating Rate Notes, 5.412% (91-day T-Bill +0.200%), 8/6/2024	116,948,805
12,940,000	[1]	United States Treasury Floating Rate Notes, 5.457% (91-day T-Bill +0.245%), 8/6/2024	12,947,988
29,600,000		United States Treasury Note, 0.250%, 6/30/2025	28,320,542
		TOTAL U.S. TREASURY	4,960,058,586
		GOVERNMENT AGENCIES—35.2%
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.370% (SOFR +0.040%), 8/1/2024	20,000,000
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.380% (SOFR +0.050%), 8/1/2024	9,999,252
30,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.390% (SOFR +0.060%), 8/1/2024	30,002,486
76,400,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.410% (SOFR +0.080%), 8/1/2024	76,408,356
50,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.420% (SOFR +0.090%), 8/1/2024	50,000,000
55,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.430% (SOFR +0.100%), 8/1/2024	54,998,364
14,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.435% (SOFR +0.105%), 8/1/2024	14,000,000
30,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.440% (SOFR +0.110%), 8/1/2024	30,000,000
40,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.450% (SOFR +0.120%), 8/1/2024	40,000,000
15,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.455% (SOFR +0.125%), 8/1/2024	15,000,000
30,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.460% (SOFR +0.130%), 8/1/2024	30,000,000
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.465% (SOFR +0.135%), 8/1/2024	10,000,000
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.485% (SOFR +0.155%), 8/1/2024	10,000,000
29,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.490% (SOFR +0.160%), 8/1/2024	29,900,000
Annual Financial Statements and Additional Information
1

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$ 10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.495% (SOFR +0.165%), 8/1/2024	$ 10,000,000
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.500% (SOFR +0.170%), 8/1/2024	20,000,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.505% (SOFR +0.175%), 8/1/2024	25,000,000
380,200,000	[2]	Federal Home Loan Bank System Discount Notes, 4.600% - 5.240%, 8/5/2024 - 3/20/2025	377,284,541
923,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.330% (SOFR +0.000%), 8/1/2024	922,999,843
475,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.335% (SOFR +0.005%), 8/1/2024	475,000,000
15,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.340% (SOFR +0.010%), 8/1/2024	15,000,000
35,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.345% (SOFR +0.015%), 8/1/2024	35,000,000
15,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.350% (SOFR +0.020%), 8/1/2024	15,000,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.430% (SOFR +0.100%), 8/1/2024	25,000,000
35,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.435% (SOFR +0.105%), 8/1/2024	34,999,841
10,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.450% (SOFR +0.120%), 8/1/2024	10,000,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.490% (SOFR +0.160%), 8/1/2024	25,000,000
206,900,000		Federal Home Loan Bank System, 5.040% - 5.500%, 10/11/2024 - 6/24/2025	206,899,828
		TOTAL GOVERNMENT AGENCIES	2,617,492,511
		TOTAL INVESTMENT IN SECURITIES—101.9% (AT AMORTIZED COST)[3]	$7,577,551,097
		OTHER ASSETS AND LIABILITIES - NET—(1.9%)[4]	(138,155,418)
		TOTAL NET ASSETS—100%	$7,439,395,679

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase.
3	The cost of investments for federal tax purposes amounts to $7,577,551,206.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
2

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.048	0.035	0.001	0.000[2]	0.008
Net realized gain (loss)	0.000[2]	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.048	0.035	0.001	0.000[2]	0.008
Less Distributions:
Distributions from net investment income	(0.048)	(0.035)	(0.001)	(0.000)[2]	(0.008)
Distributions from net realized gain	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.048)	(0.035)	(0.001)	(0.000)[2]	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.95%	3.59%	0.14%	0.01%	0.83%
Ratios to Average Net Assets:
Net expenses[4]	0.55%[5]	0.53%[5]	0.23%	0.10%	0.47%[5]
Net investment income	4.84%	3.69%	0.15%	0.02%	0.84%
Expense waiver/reimbursement[6]	0.05%	0.09%	0.39%	0.52%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$428,181	$293,103	$192,603	$141,092	$154,561

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.54%, 0.53% and 0.47% for the years ended July 31, 2024, 2023 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.052	0.039	0.002	0.000[2]	0.011
Net realized gain (loss)	0.000[2]	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.052	0.039	0.002	0.000[2]	0.011
Less Distributions:
Distributions from net investment income	(0.052)	(0.039)	(0.002)	(0.000)[2]	(0.011)
Distributions from net realized gain	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.052)	(0.039)	(0.002)	(0.000)[2]	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.31%	3.93%	0.23%	0.01%	1.10%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5]	0.20%[5]	0.12%	0.10%	0.20%[5]
Net investment income	5.18%	3.89%	0.21%	0.02%	0.95%
Expense waiver/reimbursement[6]	0.05%	0.09%	0.17%	0.19%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,115,202	$3,568,910	$3,507,901	$3,805,176	$4,366,142

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.20% and 0.20% for the years ended July 31, 2024, 2023 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.049	0.036	0.002	0.000[2]	0.009
Net realized gain (loss)	0.000[2]	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.049	0.036	0.002	0.000[2]	0.009
Less Distributions:
Distributions from net investment income	(0.049)	(0.036)	(0.002)	(0.000)[2]	(0.009)
Distributions from net realized gain	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.049)	(0.036)	(0.002)	(0.000)[2]	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.05%	3.67%	0.16%	0.01%	0.89%
Ratios to Average Net Assets:
Net expenses[4]	0.45%[5]	0.45%[5]	0.19%	0.10%	0.41%[5]
Net investment income	4.94%	3.63%	0.15%	0.02%	0.86%
Expense waiver/reimbursement[6]	0.05%	0.09%	0.34%	0.43%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,896,013	$2,724,268	$2,883,277	$2,825,555	$2,950,794

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.45%, 0.45% and 0.41% for the years ended July 31, 2024, 2023 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Statement of Assets and Liabilities
July 31, 2024

Assets:
Investment in securities, at amortized cost and fair value	$7,577,551,097
Cash	999,170
Income receivable	17,603,351
Receivable for shares sold	1,580,800
Total Assets	7,597,734,418
Liabilities:
Payable for investments purchased	$134,524,297
Income distribution payable	21,969,260
Payable for other service fees (Notes 2 and 5)	721,870
Payable for shares redeemed	603,456
Payable for investment adviser fee (Note 5)	22,003
Payable for administrative fee (Note 5)	15,463
Accrued expenses (Note 5)	482,390
TOTAL LIABILITIES	158,338,739
Net assets for 7,439,355,434 shares outstanding	$7,439,395,679
Net Assets Consist of:
Paid-in capital	$7,439,364,809
Total distributable earnings (loss)	30,870
TOTAL NET ASSETS	$7,439,395,679
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$428,181,152 ÷ 428,179,215 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$4,115,202,027 ÷ 4,115,179,910 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$2,896,012,500 ÷ 2,895,996,309 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Statement of Operations
Year Ended July 31, 2024

Investment Income:
Interest	$382,117,561
Expenses:
Investment adviser fee (Note 5)	$11,208,079
Administrative fee (Note 5)	5,508,554
Custodian fees	225,560
Transfer agent fees (Note 2)	412,615
Directors’/Trustees’ fees (Note 5)	34,074
Auditing fees	26,416
Legal fees	10,151
Other service fees (Notes 2 and 5)	8,045,683
Portfolio accounting fees	183,397
Share registration costs	305,775
Printing and postage	48,058
Miscellaneous (Note 5)	105,692
TOTAL EXPENSES	26,114,054
Waiver, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	(3,196,816)
Reimbursement of other operating expenses (Notes 2 and 5)	(4,602)
Reduction of custodian fees (Note 6)	(72,750)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION	(3,274,168)
Net expenses	22,839,886
Net investment income	359,277,675
Net realized gain on investments	110,074
Change in net assets resulting from operations	$359,387,749
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Statement of Changes in Net Assets

Year Ended July 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$359,277,675	$257,665,360
Net realized gain (loss)	110,074	(1,633)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	359,387,749	257,663,727
Distributions to Shareholders:
Automated Shares	(17,849,047)	(8,049,851)
Institutional Shares	(199,631,264)	(149,930,779)
Service Shares	(141,810,087)	(99,679,899)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(359,290,398)	(257,660,529)
Share Transactions:
Proceeds from sale of shares	17,260,363,938	20,039,046,497
Net asset value of shares issued to shareholders in payment of distributions declared	100,920,352	52,633,890
Cost of shares redeemed	(16,508,266,929)	(20,089,184,349)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	853,017,361	2,496,038
Change in net assets	853,114,712	2,499,236
Net Assets:
Beginning of period	6,586,280,967	6,583,781,731
End of period	$7,439,395,679	$6,586,280,967
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Notes to Financial Statements
July 31, 2024
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursement and reduction of $3,274,168 is disclosed in this Note 2, Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$343,339	$(4,602)
Institutional Shares	39,748	—
Service Shares	29,528	—
TOTAL	$412,615	$(4,602)
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$921,324
Service Shares	7,124,359
TOTAL	$8,045,683
For the year ended July 31, 2024, the Fund’s Institutional Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2024		Year Ended 7/31/2023
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	400,803,692	$400,803,692	342,625,836	$342,625,836
Shares issued to shareholders in payment of distributions declared	17,329,147	17,329,147	7,758,905	7,758,905
Shares redeemed	(283,058,870)	(283,058,870)	(249,884,432)	(249,884,432)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	135,073,969	$135,073,969	100,500,309	$100,500,309
	Year Ended 7/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	11,592,637,955	$11,592,637,955	14,281,531,972	$14,281,531,972
Shares issued to shareholders in payment of distributions declared	73,060,294	73,060,294	38,271,187	38,271,187
Shares redeemed	(11,119,458,799)	(11,119,458,799)	(14,258,795,536)	(14,258,795,536)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	546,239,450	$546,239,450	61,007,623	$61,007,623
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	Year Ended 7/31/2024		Year Ended 7/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,266,922,291	$5,266,922,291	5,414,888,689	$5,414,888,689
Shares issued to shareholders in payment of distributions declared	10,530,911	10,530,911	6,603,798	6,603,798
Shares redeemed	(5,105,749,260)	(5,105,749,260)	(5,580,504,381)	(5,580,504,381)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	171,703,942	$171,703,942	(159,011,894)	$(159,011,894)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	853,017,361	$853,017,361	2,496,038	$2,496,038
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income[1]	$359,290,398	$257,660,529

1	For tax purposes, short-term capital gains distributions are considered ordinary income distributions.
As of July 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$25,801
Undistributed long-term capital gains	$5,178
Net unrealized depreciation	$(109)
TOTAL	$30,870

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At July 31, 2024, the cost of investments for federal tax purposes was $7,577,551,206. The net unrealized depreciation of investments for federal tax purposes was $109. This consists entirely of unrealized depreciation from investments for those securities having an excess of cost over value of $109. The difference between book-basis and tax-basis net unrealized depreciation is attributable to the differing treatments for wash sales.
The Fund used capital loss carryforwards of $65,292 to offset capital gains realized during the year ended July 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the annual advisory fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2024, the Adviser voluntarily waived $3,196,816 of its fee and reimbursed $4,602 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest
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expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the year ended July 31, 2024, FSSC received $9,994 of other service fees disclosed in Note 2.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended July 31, 2024, the Fund’s expenses were offset by $72,750 under these arrangements.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2024, there were no outstanding loans. During the year ended July 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2024, 100% of the dividends paid by the Fund are interest related dividends as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Government Obligations Tax-Managed Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Government Obligations Tax-Managed Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2024
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Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
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considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information
16

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
17

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
18

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Obligations Tax-Managed Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919494
CUSIP 60934N856
CUSIP 60934N849
39009 (9/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2024

Share Class | Ticker	Institutional | GOTXX

Federated Hermes Government Obligations Tax-Managed Fund

A Portfolio of Federated Hermes Money Market Obligations Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2024
Principal Amount			Value
		U.S. TREASURY—66.7%
$ 14,700,000		United States Treasury Bill, 4.695%, 2/20/2025	$ 14,310,824
27,000,000		United States Treasury Bill, 4.810%, 3/20/2025	26,166,667
70,000,000		United States Treasury Bill, 4.915%, 4/17/2025	67,524,751
50,000,000		United States Treasury Bill, 4.915%, 6/12/2025	47,849,688
29,600,000		United States Treasury Bill, 4.990%, 1/23/2025	28,881,994
100,000,000		United States Treasury Bill, 5.130%, 9/19/2024	99,301,750
200,000,000		United States Treasury Bill, 5.195%, 10/17/2024	197,777,694
49,000,000		United States Treasury Bill, 5.225%, 10/8/2024	48,516,397
47,000,000		United States Treasury Bill, 5.230%, 10/10/2024	46,522,036
48,500,000		United States Treasury Bill, 5.235%, 9/24/2024	48,119,154
150,000,000		United States Treasury Bill, 5.235%, 9/26/2024	148,778,500
52,500,000		United States Treasury Bill, 5.250%, 8/15/2024	52,392,813
350,000,000		United States Treasury Bill, 5.260%, 9/10/2024	347,954,445
91,050,000		United States Treasury Bill, 5.270%, 8/1/2024	91,050,000
350,000,000		United States Treasury Bill, 5.275%, 9/3/2024	348,307,603
37,040,000		United States Treasury Bill, 5.280%, 9/12/2024	36,811,834
19,600,000		United States Treasury Bills, 4.930% - 4.935%, 5/15/2025	18,829,078
110,200,000		United States Treasury Bills, 5.125% - 5.240%, 10/3/2024	109,196,550
82,600,000		United States Treasury Bills, 5.130% - 5.265%, 8/29/2024	82,265,068
129,000,000		United States Treasury Bills, 5.135% - 5.145%, 10/31/2024	127,323,059
128,000,000		United States Treasury Bills, 5.210% - 5.280%, 8/6/2024	127,906,509
325,000,000		United States Treasury Bills, 5.235% - 5.260%, 9/17/2024	322,768,969
648,000,000		United States Treasury Bills, 5.240% - 5.280%, 8/20/2024	646,199,101
774,000,000		United States Treasury Bills, 5.240% - 5.285%, 8/27/2024	771,052,602
403,000,000		United States Treasury Bills, 5.245% - 5.270%, 8/13/2024	402,292,588
300,000,000		United States Treasury Bills, 5.245% - 5.270%, 8/22/2024	299,079,209
75,600,000	[1]	United States Treasury Floating Rate Notes, 5.337% (91-day T-Bill +0.125%), 8/6/2024	75,577,921
36,137,600	[1]	United States Treasury Floating Rate Notes, 5.352% (91-day T-Bill +0.140%), 8/6/2024	36,134,256
68,000,000	[1]	United States Treasury Floating Rate Notes, 5.362% (91-day T-Bill +0.150%), 8/6/2024	67,996,221
65,000,000	[1]	United States Treasury Floating Rate Notes, 5.382% (91-day T-Bill +0.170%), 8/6/2024	64,953,970
116,940,000	[1]	United States Treasury Floating Rate Notes, 5.412% (91-day T-Bill +0.200%), 8/6/2024	116,948,805
12,940,000	[1]	United States Treasury Floating Rate Notes, 5.457% (91-day T-Bill +0.245%), 8/6/2024	12,947,988
29,600,000		United States Treasury Note, 0.250%, 6/30/2025	28,320,542
		TOTAL U.S. TREASURY	4,960,058,586
		GOVERNMENT AGENCIES—35.2%
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.370% (SOFR +0.040%), 8/1/2024	20,000,000
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.380% (SOFR +0.050%), 8/1/2024	9,999,252
30,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.390% (SOFR +0.060%), 8/1/2024	30,002,486
76,400,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.410% (SOFR +0.080%), 8/1/2024	76,408,356
50,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.420% (SOFR +0.090%), 8/1/2024	50,000,000
55,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.430% (SOFR +0.100%), 8/1/2024	54,998,364
14,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.435% (SOFR +0.105%), 8/1/2024	14,000,000
30,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.440% (SOFR +0.110%), 8/1/2024	30,000,000
40,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.450% (SOFR +0.120%), 8/1/2024	40,000,000
15,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.455% (SOFR +0.125%), 8/1/2024	15,000,000
30,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.460% (SOFR +0.130%), 8/1/2024	30,000,000
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.465% (SOFR +0.135%), 8/1/2024	10,000,000
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.485% (SOFR +0.155%), 8/1/2024	10,000,000
29,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.490% (SOFR +0.160%), 8/1/2024	29,900,000
Annual Financial Statements and Additional Information
1

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$ 10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.495% (SOFR +0.165%), 8/1/2024	$ 10,000,000
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.500% (SOFR +0.170%), 8/1/2024	20,000,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.505% (SOFR +0.175%), 8/1/2024	25,000,000
380,200,000	[2]	Federal Home Loan Bank System Discount Notes, 4.600% - 5.240%, 8/5/2024 - 3/20/2025	377,284,541
923,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.330% (SOFR +0.000%), 8/1/2024	922,999,843
475,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.335% (SOFR +0.005%), 8/1/2024	475,000,000
15,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.340% (SOFR +0.010%), 8/1/2024	15,000,000
35,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.345% (SOFR +0.015%), 8/1/2024	35,000,000
15,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.350% (SOFR +0.020%), 8/1/2024	15,000,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.430% (SOFR +0.100%), 8/1/2024	25,000,000
35,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.435% (SOFR +0.105%), 8/1/2024	34,999,841
10,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.450% (SOFR +0.120%), 8/1/2024	10,000,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.490% (SOFR +0.160%), 8/1/2024	25,000,000
206,900,000		Federal Home Loan Bank System, 5.040% - 5.500%, 10/11/2024 - 6/24/2025	206,899,828
		TOTAL GOVERNMENT AGENCIES	2,617,492,511
		TOTAL INVESTMENT IN SECURITIES—101.9% (AT AMORTIZED COST)[3]	$7,577,551,097
		OTHER ASSETS AND LIABILITIES - NET—(1.9%)[4]	(138,155,418)
		TOTAL NET ASSETS—100%	$7,439,395,679

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase.
3	The cost of investments for federal tax purposes amounts to $7,577,551,206.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
2

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.052	0.039	0.002	0.000[2]	0.011
Net realized gain (loss)	0.000[2]	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.052	0.039	0.002	0.000[2]	0.011
Less Distributions:
Distributions from net investment income	(0.052)	(0.039)	(0.002)	(0.000)[2]	(0.011)
Distributions from net realized gain	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.052)	(0.039)	(0.002)	(0.000)[2]	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.31%	3.93%	0.23%	0.01%	1.10%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5]	0.20%[5]	0.12%	0.10%	0.20%[5]
Net investment income	5.18%	3.89%	0.21%	0.02%	0.95%
Expense waiver/reimbursement[6]	0.05%	0.09%	0.17%	0.19%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,115,202	$3,568,910	$3,507,901	$3,805,176	$4,366,142

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.20% and 0.20% for the years ended July 31, 2024, 2023 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Automated Shares and Service Shares are presented separately.
Annual Financial Statements and Additional Information
3

Statement of Assets and Liabilities
July 31, 2024

Assets:
Investment in securities, at amortized cost and fair value	$7,577,551,097
Cash	999,170
Income receivable	17,603,351
Receivable for shares sold	1,580,800
Total Assets	7,597,734,418
Liabilities:
Payable for investments purchased	$134,524,297
Income distribution payable	21,969,260
Payable for other service fees (Notes 2 and 5)	721,870
Payable for shares redeemed	603,456
Payable for investment adviser fee (Note 5)	22,003
Payable for administrative fee (Note 5)	15,463
Accrued expenses (Note 5)	482,390
TOTAL LIABILITIES	158,338,739
Net assets for 7,439,355,434 shares outstanding	$7,439,395,679
Net Assets Consist of:
Paid-in capital	$7,439,364,809
Total distributable earnings (loss)	30,870
TOTAL NET ASSETS	$7,439,395,679
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$428,181,152 ÷ 428,179,215 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$4,115,202,027 ÷ 4,115,179,910 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$2,896,012,500 ÷ 2,895,996,309 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Statement of Operations
Year Ended July 31, 2024

Investment Income:
Interest	$382,117,561
Expenses:
Investment adviser fee (Note 5)	$11,208,079
Administrative fee (Note 5)	5,508,554
Custodian fees	225,560
Transfer agent fees (Note 2)	412,615
Directors’/Trustees’ fees (Note 5)	34,074
Auditing fees	26,416
Legal fees	10,151
Other service fees (Notes 2 and 5)	8,045,683
Portfolio accounting fees	183,397
Share registration costs	305,775
Printing and postage	48,058
Miscellaneous (Note 5)	105,692
TOTAL EXPENSES	26,114,054
Waiver, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	(3,196,816)
Reimbursement of other operating expenses (Notes 2 and 5)	(4,602)
Reduction of custodian fees (Note 6)	(72,750)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION	(3,274,168)
Net expenses	22,839,886
Net investment income	359,277,675
Net realized gain on investments	110,074
Change in net assets resulting from operations	$359,387,749
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Statement of Changes in Net Assets

Year Ended July 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$359,277,675	$257,665,360
Net realized gain (loss)	110,074	(1,633)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	359,387,749	257,663,727
Distributions to Shareholders:
Automated Shares	(17,849,047)	(8,049,851)
Institutional Shares	(199,631,264)	(149,930,779)
Service Shares	(141,810,087)	(99,679,899)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(359,290,398)	(257,660,529)
Share Transactions:
Proceeds from sale of shares	17,260,363,938	20,039,046,497
Net asset value of shares issued to shareholders in payment of distributions declared	100,920,352	52,633,890
Cost of shares redeemed	(16,508,266,929)	(20,089,184,349)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	853,017,361	2,496,038
Change in net assets	853,114,712	2,499,236
Net Assets:
Beginning of period	6,586,280,967	6,583,781,731
End of period	$7,439,395,679	$6,586,280,967
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Notes to Financial Statements
July 31, 2024
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursement and reduction of $3,274,168 is disclosed in this Note 2, Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$343,339	$(4,602)
Institutional Shares	39,748	—
Service Shares	29,528	—
TOTAL	$412,615	$(4,602)
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$921,324
Service Shares	7,124,359
TOTAL	$8,045,683
For the year ended July 31, 2024, the Fund’s Institutional Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2024		Year Ended 7/31/2023
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	400,803,692	$400,803,692	342,625,836	$342,625,836
Shares issued to shareholders in payment of distributions declared	17,329,147	17,329,147	7,758,905	7,758,905
Shares redeemed	(283,058,870)	(283,058,870)	(249,884,432)	(249,884,432)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	135,073,969	$135,073,969	100,500,309	$100,500,309
	Year Ended 7/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	11,592,637,955	$11,592,637,955	14,281,531,972	$14,281,531,972
Shares issued to shareholders in payment of distributions declared	73,060,294	73,060,294	38,271,187	38,271,187
Shares redeemed	(11,119,458,799)	(11,119,458,799)	(14,258,795,536)	(14,258,795,536)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	546,239,450	$546,239,450	61,007,623	$61,007,623
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	Year Ended 7/31/2024		Year Ended 7/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,266,922,291	$5,266,922,291	5,414,888,689	$5,414,888,689
Shares issued to shareholders in payment of distributions declared	10,530,911	10,530,911	6,603,798	6,603,798
Shares redeemed	(5,105,749,260)	(5,105,749,260)	(5,580,504,381)	(5,580,504,381)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	171,703,942	$171,703,942	(159,011,894)	$(159,011,894)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	853,017,361	$853,017,361	2,496,038	$2,496,038
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income[1]	$359,290,398	$257,660,529

1	For tax purposes, short-term capital gains distributions are considered ordinary income distributions.
As of July 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$25,801
Undistributed long-term capital gains	$5,178
Net unrealized depreciation	$(109)
TOTAL	$30,870

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At July 31, 2024, the cost of investments for federal tax purposes was $7,577,551,206. The net unrealized depreciation of investments for federal tax purposes was $109. This consists entirely of unrealized depreciation from investments for those securities having an excess of cost over value of $109. The difference between book-basis and tax-basis net unrealized depreciation is attributable to the differing treatments for wash sales.
The Fund used capital loss carryforwards of $65,292 to offset capital gains realized during the year ended July 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the annual advisory fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2024, the Adviser voluntarily waived $3,196,816 of its fee and reimbursed $4,602 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest
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expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the year ended July 31, 2024, FSSC received $9,994 of other service fees disclosed in Note 2.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended July 31, 2024, the Fund’s expenses were offset by $72,750 under these arrangements.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2024, there were no outstanding loans. During the year ended July 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2024, 100% of the dividends paid by the Fund are interest related dividends as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Government Obligations Tax-Managed Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Government Obligations Tax-Managed Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2024
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Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
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considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
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14

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
15

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
16

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Obligations Tax-Managed Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
33517 (9/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Capital Reserves Fund: Not Applicable.

Federated Hermes Government Reserves Fund: Not Applicable.

Federated Hermes Government Obligations Tax-Managed Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Capital Reserves Fund: Not Applicable.

Federated Hermes Government Reserves Fund: Not Applicable.

Federated Hermes Government Obligations Tax-Managed Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Capital Reserves Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Government Reserves Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Government Obligations Tax-Managed Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Capital Reserves Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Government Reserves Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Government Obligations Tax-Managed Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Money Market Obligations Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  September 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  September 23, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  September 23, 2024